Assets and Liabilities Held for Sale - Disclosure of Detailed Information about Assets and Liabilities Held for Sale (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities classified as held for sale [Line Items]
Assets held for sale	CAD 35	CAD 114
Liabilities related to assets held for sale	24	81
Working capital [member]
Disclosure of assets and liabilities classified as held for sale [Line Items]
Assets held for sale	1	10
Liabilities related to assets held for sale	1	6
Disposal of property, plant and equipment [member]
Disclosure of assets and liabilities classified as held for sale [Line Items]
Assets held for sale	34	104
Decommissioning liability [member]
Disclosure of assets and liabilities classified as held for sale [Line Items]
Liabilities related to assets held for sale	CAD 23	CAD 75